State Street

PO Box 5049

Boston, MA 02206-5049

July 5, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	FPA Funds Trust, Inc. (“Registrant”)
1933 Act File No. 033-79858
1940 Act File No. 811-08544
Form N-1A

Dear Commissioners:

As administrator on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Registrant this letter as certification that the Prospectus for the FPA New Income Fund, the Prospectus for the FPA Queens Road Small Cap Value Fund, the Prospectus for the FPA Queens Road Value Fund, the Prospectus for the FPA U.S. Core Equity Fund, the Statement of Additional Information for the FPA New Income Fund, the Statement of Additional Information for the FPA Queens Road Small Cap Value Fund and FPA Queens Road Value Fund, and the Statement of Additional Information for the FPA U.S. Core Equity Fund, each dated June 30, 2023, do not differ from those contained in Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A that was filed electronically via EDGAR on June 30, 2023 (Accession # 0001104659-23-077184).

If you have any questions relating to this filing, please do not hesitate to contact me at (617) 662-3968.

Very truly yours,

/s/ Rebecca D. Gilding

Rebecca D. Gilding
Vice President

cc:	J. Richard Atwood